Income Taxes Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current:
Federal	$ 36,178	$ 36,799	$ 28,342
State and local	5,522	6,208	4,123
Foreign	7,706	8,338	4,241
Total current	49,406	51,345	36,706
Deferred:
Federal	8,577	5,648	1,880
State and local	503	169	(311)
Foreign	(439)	(1,033)	839
Total deferred	8,641	4,784	2,408
Total	$ 58,047	$ 56,129	$ 39,114